Income Taxes	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 20: INCOME TAXES

Marshall Islands, Greece, Liberia, Panama and Malta do not impose a tax on international shipping income. Under the laws of Marshall Islands, Greece, Malta, Liberia and Panama, the countries of incorporation of the Company and its subsidiaries and the vessels' registration, the companies are subject to registration and tonnage taxes which have been included in direct vessel expenses in the accompanying consolidated statements of comprehensive (loss)/income.
Certain of the Company's subsidiaries are registered as Law 89 companies in Greece. These Law 89 companies are exempt from Greek income tax on their income derived from certain activities related to shipping. Since all the Law 89 companies conduct only business activities that qualify for the exemption of Greek income tax, no provision has been made for Greek income tax with respect to income derived by these Law 89 companies from their business operations in Greece.
In accordance with the currently applicable Greek law, foreign flagged vessels that are managed by Greek or foreign ship management companies having established an office in Greece are subject to duties towards the Greek state which are calculated on the basis of the relevant vessel's tonnage. The payment of said duties exhausts the tax liability of the foreign ship owning company and the relevant manager against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel.
Additionally, under a new tax bill ratified on January 14, 2013, an annual contribution, applying only to fiscal years 2012-2015, was imposed on offices or branches of foreign enterprises that have been established in Greece and are engaged in the exploitation, chartering, insurance, average (damage) settlements, purchase, chartering or shipbuilding brokerage, or chartering or insurance of ships under Greek or foreign flag, as well as the representation of ship-owner companies or undertakings, whose object is identical to the abovementioned activities. This contribution is imposed on the total amount of imported foreign exchange, calculated on a minimum $50.

In Belgium, profit from ocean shipping is taxable based on the tonnage of the sea-going vessels from which the profit is obtained (“tonnage tax”).
Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. federal income tax if the company that is treated for U.S. federal income tax purposes as earning such income meets certain requirements set forth in Section 883 of the Code and the U.S. Treasury regulations thereunder. Among other things, in order to qualify for this exemption, each relevant company must be incorporated in a country outside the United States which grants an “equivalent exemption” from income taxes to U.S. corporations. In addition, either (i) the stock of each relevant company must be treated under Section 883 of the Code and the U.S. Treasury regulations thereunder as “primarily traded” and “regularly traded” on an “established securities market” in the United States or in another country that grants an “equivalent exemption” or (ii) more than 50% of the value of the stock of each relevant company must be owned, directly or indirectly, by (a) individuals who are residents in countries that grant an “equivalent exemption,” (b) foreign corporations organized in countries that grant an “equivalent exemption” and that meet the test described in (i) and/or (c) certain other shareholders described in Section 883 of the Code and the U.S. Treasury regulations thereunder. The management of the Company believes that the Company and each of its relevant subsidiaries qualifies for the tax exemption under Section 883 of the Code, provided that the Company's common stock continues to be listed on the NYSE and represents more than 50% of the total combined voting power of all classes of the Company's stock entitled to vote and of the total value of the Company's stock, and less than 50% of the Company's common stock is owned, actually or constructively under specified stock attribution rules, on more than half the number of days in the relevant year by persons who each own 5% or more of the vote and value of the Company's common stock, but no assurance can be given that the Company will satisfy these requirements or qualify for this exemption.
The tax benefit/ (expense) reflected in the Company's consolidated financial statements for the years ended December 31, 2015, 2014 and 2013 is mainly attributable to Navios Holdings' subsidiaries in South America, which are subject to the Argentinean, Brazilian and Paraguayan income tax regime.
Corporacion Navios S.A. (“CNSA”) is located in a tax free zone and is not liable to income or other tax. Navios Logistics' operations in Uruguay are exempted from income taxes.
Income tax liabilities of the Argentinean companies for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, using a tax rate of 35% on the taxable net income. Tax rates and tax laws used to assess the income tax liability are those that are effective on the close of the fiscal period. Additionally, at the end of the fiscal year, local companies in Argentina have to calculate an assets tax (“Impuesto a la Ganancia Minima Presunta” or Minimum Presumed Income Tax). This tax is supplementary to income tax and is calculated by applying the effective tax rate of 1% over the gross value of the corporate assets (based on tax law criteria). The subsidiaries' tax liabilities will be the higher of income tax or Alternative Minimum Tax. However, if the Alternative Minimum Tax exceeds income tax during any fiscal year, such excess may be computed as a prepayment of any income tax excess over the Alternative Minimum Tax that may arise in the next ten fiscal years.
Under the tax laws of Argentina, the subsidiaries of the Company in that country are subject to taxes levied on gross revenues. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 5.0% for the year ended December 31, 2015 (5.0% and 4.9% for 2014 and 2013, respectively).
There are two possible options to determine the income tax liability of Paraguayan companies. Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay. Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced. Companies whose operations are considered international freights can choose to pay income taxes on their revenues at an effective tax rate of 1% on such revenues, without considering any other kind of adjustments. Fiscal losses, if any, are neither deducted nor carried forward.
The corporate income tax rate in Brazil and Paraguay is 34% and 10%, respectively, for the year ended December 31, 2015.
During the year ended December 31, 2013, Navios Logistics decided to merge certain subsidiaries in Paraguay. As a result of the merger, Navios Logistics distributed specifically identified earnings, which were offset by retained net losses of $43,475. Navios Logistics' decision to merge the subsidiaries resulted in a one-off income tax benefit in deferred income tax of $4,333 in 2013.
The Company's deferred taxes as of December 31, 2015 and 2014, relate primarily to deferred tax liabilities on acquired intangible assets recognized in connection with the Horamar do Brasil acquisition.

As of January 1, 2007, the Company adopted the provisions of FASB for Accounting for Uncertainty in Income Taxes. This guidance requires application of a more likely than not threshold to the recognition and derecognition of uncertain tax positions. This guidance permits the Company to recognize the amount of tax benefit that has a greater that 50% likelihood of being ultimately realized upon settlement. It further requires that a change in judgment related to the expected ultimate resolution of uncertain tax positions be recognized in earnings in the quarter of such change. Kleimar's open tax years are 2007 and onwards. Argentinean companies have open tax years ranging from 2007 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2008 and onwards. In relation to these open tax years, the Company believes that there are no material uncertain tax positions.